Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Inventory

	As of December 31,
	2016	2017
	NT$	NT$
Raw materials and supplies	5,885,054	5,406,131
Work in process	613,778	717,551

	6,498,832	6,123,682

Summary of Inventory Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss are as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Expense / loss incurred related to inventories :
Cost of goods sold	61,196,890	65,744,357	66,696,160
Decline in market value and loss on obsolescence	20,320	54,853	69,848
Others	13,412	(37,019)	(25,718)

	61,230,622	65,762,191	66,740,290